Subsequent Events - Additional Information (Detail) - GSAM [Member] - Maximum [Member] $ in Millions	Mar. 11, 2019 USD ($)
Subsequent Event [Line Items]
Maximum borrowing liquidity amount	$ 2.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum borrowing liquidity amount	$ 2.0